GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2022	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148
(+) Acquisition of company (Note 3.5)	116,396	—	116,396
(+/-) Foreign exchange effect	5,348,256	(2,436,686)	2,911,570
Balance as of December 31, 2024	25,832,460	(11,979,346)	13,853,114

Schedule of goodwill by segment

	2024	2023	2022
Brazil	373,135	373,135	373,135
Special Steel	4,562,383	3,566,989	3,844,314
North America	8,917,596	6,885,024	7,417,015
	13,853,114	10,825,148	11,634,464